Loss per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Loss Per Share

	As of March 31,
	2025	2024	2023
Net loss	$(6,061,247)	$(6,733,537)	$(5,457,494)
Basic and diluted loss per share	$(1.62)	$(3.36)	$(5.13)

Schedule of Diluted Loss Per Share	The Company's basic and dilutive loss per share as of March 31, 2025, 2024, and 2023 are as follows:

	As of March 31,
	2025	2024	2023
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	3,730,347	2,006,414	1,062,984
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	3,730,347	2,006,414	1,062,984

(1)
For the years ended March 31, 2025, 2024 and 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.